WEBs ETF Trust

WEBs Technology XLK Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 45.5%
United States – 45.5%
State Street Technology Select Sector SPDR ETF(1)	15,708	$2,754,398
TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,981,009)		2,754,398

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 54.3%
Time Deposits – 54.3%
Citibank, New York, 2.98% 08/03/2026	$2,334,131	2,334,131
JPMorgan Chase, New York, 2.98% 08/03/2026(2)	950,000	950,000
TOTAL TIME DEPOSITS (Cost - $3,284,131)		3,284,131
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,284,131)		3,284,131

TOTAL INVESTMENTS – 99.8% (Cost - $6,265,140)		6,038,529
OTHER ASSETS LESS LIABILITIES – 0.2%		10,857
NET ASSETS – 100.0%		$6,049,386

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Technology Select Sector SPDR ETF	USONFFE + 1.00%	Varies(3)	USD	2,523	08/25/2026	$16,021

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate